Group income statement - GBP (£) £ in Millions		12 Months Ended
		Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Statements [Line Items]
Revenue		£ 23,428	£ 23,723	£ 24,062
Operating costs		(20,004)	(20,339)	(20,892)
Operating profit (loss)		3,424	3,384	3,170
Finance expense		(833)	(794)	(842)
Finance income		306	215	232
Net finance expense		(527)	(579)	(610)
Share of post tax profit (loss) of associates and joint ventures		1	(1)	(9)
Profit (loss) before taxation		2,898	2,804	2,551
Taxation		(551)	(620)	(485)
Profit (loss) for the year		2,347	2,184	2,066
Before Specific Items [Member]
Statements [Line Items]
Revenue	[1]	23,459	23,746	24,082
Operating costs		(19,610)	(19,752)	(19,944)
Operating profit (loss)	[1]	3,849	3,994	4,138
Finance expense		(694)	(576)	(632)
Finance income		306	215	232
Net finance expense		(388)	(361)	(400)
Share of post tax profit (loss) of associates and joint ventures		1	(1)	(9)
Profit (loss) before taxation		3,462	3,632	3,729
Taxation		(663)	(707)	(702)
Profit (loss) for the year		2,799	2,925	3,027
Specific Items [Member]
Statements [Line Items]
Revenue	[2]	(31)	(23)	(20)
Operating costs	[2]	(394)	(587)	(948)
Operating profit (loss)	[2]	(425)	(610)	(968)
Finance expense	[2]	(139)	(218)	(210)
Net finance expense	[2]	(139)	(218)	(210)
Profit (loss) before taxation	[2]	(564)	(828)	(1,178)
Taxation	[2]	(112)	(87)	(217)
Profit (loss) for the year	[2]	£ (452)	£ (741)	£ (961)

[1]	Before specific items.
[2]	For a definition of specific items, see page [210]. An analysis of specific items is provided in note 10.